Stock-Based Compensation (Summary Information For Incentive Stock Awards And Restricted Stock Awards) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Incentive Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2011	28,692
Number of Awards, Awarded	16,814
Number of Awards, Distributed	(13,806)
Number of Awards, December 31, 2011	31,700	28,692
Weighted-Average Grant-Date Fair Value, January 1, 2011	$ 79.24
Weighted-Average Grant-Date Fair Value, Awarded	$ 84.71	$ 79.78	$ 81.75
Weighted-Average Grant-Date Fair Value, Distributed	$ 81.78
Weighted-Average Grant-Date Fair Value, December 31, 2011	$ 81.04	$ 79.24
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2011	390,220
Number of Awards, Awarded	46,558
Number of Awards, Distributed	(125,978)
Number of Awards, Forfeited	(5,712)
Number of Awards, December 31, 2011	305,088	390,220
Weighted-Average Grant-Date Fair Value, January 1, 2011	$ 107.27
Weighted-Average Grant-Date Fair Value, Awarded	$ 86.90	$ 91.33	$ 80.29
Weighted-Average Grant-Date Fair Value, Distributed	$ 128.01
Weighted-Average Grant-Date Fair Value, Forfeited	$ 100.87
Weighted-Average Grant-Date Fair Value, December 31, 2011	$ 95.72	$ 107.27